Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
SCHEDULE OF LEASE COSTS

The following table presents the components of the Company’s lease cost and the classification of such costs in the Company’s consolidated statements of operations for the year ended December 31, 2025:

Year Ended December 31, 2025

Research and development	$8
General and administrative	4
Total lease cost	$12

The following table includes the weighted-average lease terms and discount rates for operating leases as of December 31, 2025:

Weighted average remaining lease term (years)	2.8
Weighted average discount rate	8%

The following table discloses the supplemental cash flow information related to leases for the year ended December 31, 2025:

December 31, 2025

Operating cash flows from leases - payments for operating lease liabilities	$(27)

The following table includes a summary of the ROU assets obtained in exchange for lease liabilities for year ended December 31, 2025:

December 31, 2025

Right-of-use assets obtained in exchange for operating lease obligations	$145

SCHEDULE OF MATURITY PRESENTATION OF OPERATING LEASE LIABILITIES

The following presents the maturity of operating lease liabilities as of December 31, 2025:

Fiscal Year	Amount ($)
2026	$53
2027	53
2028	41
Total lease payments	147
Less: liability accretion/imputed interest	(29)
Total lease liabilities	$118
Less: current lease liabilities	(45)
Total long-term lease liabilities	73